Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of income tax provision (benefit)
	December 31,
	2019	2018
Current
Federal	$768,006	$—
State	—	—
Deferred
Federal	—	—
State	—	—
Income tax provision expense	$768,006	$—

Schedule of net deferred tax
	December 31,
	2019	2018
Deferred tax asset
Net operating loss carryforward	$—	$—
Startup/Organizational Costs	118,728	124
Total deferred tax assets	118,728	124
Valuation Allowance	(118,728)	(124)
Deferred tax asset, net of allowance	$—	$—

Schedule of statutory federal income tax rate (benefit)
	2019	2018
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Federal tax rate change	0.0%	0.0%
Valuation allowance	3.8%	(21.0)%
Income tax provision expense	24.8%	0.0%